Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 1,840	$ 2,606
Input taxes receivable	486	478
Input taxes payable	176	145
BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Investments held which are restricted and not available for general use by the Group	260	296
Significant financial instruments [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Net assets fair value	121	180
Financial assets held at fair value through profit or loss [member] | Other derivative contracts [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets and liabilities	121	179
Financial assets held at fair value through profit or loss [member] | US Treasury Notes [member] | Level 1 [member] | BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	72	87
Financial assets held at fair value through profit or loss [member] | Non-current other investments [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 46	$ 47